Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital Disclosures [Abstract]
Disclosure of detailed information about debt to funds flow ratio [text block]
The following table calculates Vermilion’s ratio of net debt to fund flows from operations:

	Year Ended
($M except as indicated)	Dec 31, 2018	Dec 31, 2017
Long-term debt	1,796,207	1,270,330
Current liabilities	563,199	363,306
Current assets	(429,877)	(261,846)
Net debt	1,929,529	1,371,790

Ratio of net debt to fund flows from operations	2.30	2.28